COMMITMENT (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease receipts under the lease
As of December 31,	Amount
2019	$8,515
Total	$8,515